Marketable Securities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Disclosure Of Market Risk Text Block Abstract
Percentage of shares hold		1.00%
Finance expense	$ 572	$ 348